Lease - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lease, Cost [Abstract]
2026	$ 2,976
2027	855
2028	673
Total minimum lease payments	4,504
Less: Interest portion	(232)
Total present value of operating lease liabilities	$ 4,272